Employee Benefits Plan - Summary of Weighted-Average Actuarial Assumptions (Detail)	Dec. 31, 2021	Dec. 31, 2020
Funded Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.60%	2.22%
Inflation assumption	2.93%	2.78%
Rate of increase in salaries	3.48%	3.48%
Rate of increase in pension payments	3.13%	2.79%
Medical cost trend	0.00%	0.00%
Unfunded Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.92%	2.59%
Inflation assumption	2.72%	2.71%
Rate of increase in salaries	1.64%	1.75%
Rate of increase in pension payments	2.77%	2.75%
Medical cost trend	0.00%	0.00%
Other Post Employment Benefits [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.55%	2.05%
Inflation assumption	0.00%	0.00%
Rate of increase in salaries	3.50%	3.50%
Rate of increase in pension payments	0.00%	0.00%
Medical cost trend	7.10%	7.50%